Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Commercial, and industrial	R$ 233,946,174	R$ 223,321,961	R$ 215,967,128
Real Estate Credit - Construction	61,747,722	58,242,768	54,738,607
Loans to Individuals	252,687,422	240,227,475	220,115,963
Leasing	3,154,885	2,863,086	2,533,004
Total	R$ 551,536,203	R$ 524,655,290	R$ 493,354,702